Financial Instruments and Fair Value Measurements - Additional information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Interest rate swaps and cap floor agreements:
Number of interest rate swap held	12
Notional amount of interest rate swaps	$ 2,600,000
Security deposits, current	8,000		8,000
Restricted cash, current	8,628		37,321
Estimated net amount of existing losses to be reclassified within twelve months	1,034
Gains/(losses) transferred from other comprehensive income to statement of operations	(518)	(7,061)
Ocean Rig Mylos, Ocean Rig Skyros and Ocean Rig Athena
Interest rate swaps and cap floor agreements:
Restricted cash, current	$ 6,000		$ 6,000